Trade receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions at beginning of period	$ 8,202
Provisions at end of period	8,600	$ 8,202
Trade receivables [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	8,202
Provisions at end of period	8,600	8,202
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions at beginning of period	(162)	(142)	$ (156)
Impact of divestments	12
Provisions for doubtful trade receivables charged to the consolidated income statement	(119)	(76)	(68)
Utilization of reversal of provisions for doubtful trade receivables	12	17	39
Reversal of provisions for doubtful trade receivables	76	37	32
Currency translation effects	(9)	2	11
Provisions at end of period	$ (190)	$ (162)	$ (142)